December 30, 2008

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, N.E.
Washington, D.C. 20549

Re:	General New York Municipal Bond Fund, Inc.
File No.: 811-4074; 2-92285

Dear Sir or Madam:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended October 31, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6620.

Sincerely,

/s/ Judith C. Canonica
Judith C. Canonica
Senior Paralegal

JCC/
Enclosure